Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III-Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Other operating expenses*
	(in millions)
2018	$287.1	$2.6	$94.4	$0.8	$2.0	$0.2	$0.8
2017	$294.1	$2.9	$89.3	$1.0	$2.1	$0.4	$0.7
2016	$289.3	$3.2	$96.7	$4.5	$2.4	$3.0	$1.2
* Includes underwriting, general and administrative expenses and goodwill impairment.